Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,478	₨ 1,451
Provision made during the year, net of reversals	346	159
Trade and other receivables written off & exchange differences	23	(132)
Balance at the end of the year	₨ 1,847	₨ 1,478